Consolidated Statements of Comprehensive Income (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Available-for-sale securities, tax, Medley Management	$ 0.9
Medley LLC [Member]
Available-for-sale securities, tax, Medley LLC	$ 0.3